Ck
1335730

Director
Securities Operations

NYSE Group

RECD S.E.C.
NOV 2006

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

1-33098

REVISED [redacted]

06061022

November 2, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 0 9 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Kabushiki Kaisha Mizuho Financial Group (Mizuho Financial Group, Inc.), American Depositary Shares (Each representing 1/500 of a share of Common Stock, without par value) and Common Stock, without par value (application for the Common Stock, without par value is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on October 27, 2006. Tentative listing date – November 8, 2006.

Sincerely,

Paras Madho